DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 37	$ 17
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	46	57
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	31	25
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 46	$ 53